Net Income (Expense) from Financial Operations (Details) - Schedule of Income (Expense) from Financial Operations - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income from exchange, adjustment and hedge accounting of foreign currency
Total income (expense) from financial operations	$ 302,455	$ 217,178	$ 119,028
Financial derivative contracts [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	103,335	70,001	(25,405)
Net income from financial liabilities for trading at FVTPL
Net income from financial liabilities for trading at FVTPL			1,620
Debt financial instruments [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	(11,662)	8,139	(4,841)
Other financial instrumets [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	88	51	24
Subtotal [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	91,761	78,191	(30,222)
Subtotal [Member]
Net income from financial liabilities for trading at FVTPL
Net income from financial liabilities for trading at FVTPL			1,620
Financial assets at amortised cost [Memebr]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(215)	2,088	2,745
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	2,350	1,856	18,954
Financial assets at fair value through OCI [Member]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(125,610)	(20,173)	23,188
Financial liabilities at amortised cost [Member]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	4,891	16,457	(3,734)
Subtotal [Member]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(120,934)	(1,628)	22,199
Net income from foreign currency exchange [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	(83,695)	260,428	(481,340)
Financial assets at FVTPL [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	6,952
Others assets [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	(14)	1,353	(159)
Financial liabilities at FVTPL [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	547	(760)
Net income from hege accounting of foreign currency risk [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	405,488	(122,262)	587,976
Subtotal [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	$ 331,628	$ 140,615	$ 125,431